Subsequent Events	12 Months Ended
Dec. 31, 2023
Subsequent Events [Abstract]
Subsequent Events

Note 24 - Subsequent Events

On January 16, 2024, the Company issued in an Israeli public offering units consisting of an aggregate principal amount of NIS 170 million (approximately €41 million, as of the issuance date) of the Series F Debentures, due March 31, 2030 and Series 2 Options to purchase an aggregate of 1,020,000 ordinary shares at a price per share of NIS 80 (subject to customary adjustments), which expire on January 5, 2028. The net proceeds of the offering, net of related expenses such as consultancy fee and commissions, were approximately NIS 165 million (approximately €40 million as of the issuance date). The Deed of Trust governing the Series F Secured Debentures includes requirement that the Company meet certain financial covenants and restrictions on the Company’s ability to pay dividends and additional customary provisions. The principal amount of Series F Debentures is repayable in four non-equal installment on March 31 in each of the years 2027 to 2030 (inclusive) as follows: in each of the principal payments in the years 2027 and 2028 a rate of 30% of the principal will be paid, in the principal payment in the year 2029 a rate of 25% of the principal will be paid and in the principal payment in the year 2030 a rate of 15% of the principal will be paid. The Series F Debentures bear a fixed annual interest at the rate of 5.5% (that is not linked to the Israeli CPI or otherwise), payable semi-annually on March 31 and September 30, commencing March 31, 2024 through March 31, 2030 (inclusive).

On April 17, 2024, the Company issued NIS 40 million par value of its unsecured non-convertible Series F Debentures, in a private placement to Israeli classified investors for an aggregate gross consideration of approximately NIS 37.8 million, reflecting a price of NIS 0.946 per NIS 1 principal amount Series F Debentures. Following completion of the private placement, the aggregate outstanding par value of the Company’s Series F Debentures is NIS 210 million.